Stockholders’ Deficit (Details) - USD ($)		12 Months Ended
	Jun. 09, 2023	Dec. 31, 2023	Dec. 29, 2023	Dec. 31, 2022
Stockholders Deficit [Line Items]
Preferred stock shares authorized		1,000,000		1,000,000
Preferred stock par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preferred stock issued
Preferred stock outstanding
Common stock redemption price (in Dollars per share)	$ 10.37
Trust account (in Dollars)		$ 114,641,527		$ 294,395,846
Percentage of common stock		20.00%
Threshold period for effective within statement after business combination		60 days
Warrant and outstanding term		5 years
Price threshold of newly issued stock price (in Dollars per share)		$ 9.2
Percentage of equity proceeds from issuance		60.00%
Minimum number of trading days		20 days
Percentage of warrant exercise price		115.00%
Redemption trigger price (in Dollars per share)		$ 18
Equal or exceed redemption price (in Dollars per share)		18
Private Placement Warrants [Member]
Stockholders Deficit [Line Items]
Outstanding warrants				11,125,000
Exercise price per share (in Dollars per share)		1
Public Warrants [Member]
Stockholders Deficit [Line Items]
Equal or exceed redemption price (in Dollars per share)		$ 18
Class A Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock authorized		500,000,000		500,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption shares		10,608,178		28,750,000
Stockholders elected to redeem shares	18,141,822	18,141,822
Common stock redemption price (in Dollars per share)		$ 10.37
Aggregate redemption amount (in Dollars)	$ 188,132,132	$ 188,132,132
Shares authorized unissued		489,391,282
Exercise price per share (in Dollars per share)		$ 11.5
Price threshold of newly issued stock price (in Dollars per share)		$ 9.2
Percentage of warrant exercise price		180.00%
Class A Common Stock [Member] | Private Placement Warrants [Member]
Stockholders Deficit [Line Items]
Exercise price per share (in Dollars per share)		$ 11.5
Class B Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock authorized		50,000,000		50,000,000
Common stock par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common stock outstanding		7,187,500		7,187,500
Common stock issued		7,187,500		7,187,500
Shares authorized unissued				42,812,500
Public Warrants [Member]
Stockholders Deficit [Line Items]
Outstanding warrants		14,375,000
Threshold period for filling registration statement after business combination		20 days
Redemption price per warrant (in Dollars per share)		$ 0.01
Threshold trading days for redemption of public warrants		20 days
Threshold consecutive trading days for redemption of public warrants		30 days
Stock price trigger for redemption of public warrants (in Dollars per share)		$ 18
Warrants [Member]
Stockholders Deficit [Line Items]
Exercise price per share (in Dollars per share)		11.5
Class A Common Stock Equals Or Exceeds Threshold One Member | Class A Common Stock [Member]
Stockholders Deficit [Line Items]
Target share price of warrants or rights for redemption (in Dollars per share)		$ 18
Stockholders’ [Member] | Class A Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock outstanding		10,608,178
Common stock issued		10,608,178
Stockholders’ [Member] | Class B Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock outstanding		7,187,500
Common stock issued		7,187,500